OPERATING LEASES	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES

Rental income

The components of operating lease income were as follows:

	Six Months Ended June 30,
(in thousands of $)	2024	2023
Operating lease income	151,150	171,616
Variable lease income (1)	3,961	1,623
Total operating lease income	155,111	173,239
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.